FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Abstract]
Cost At January 1		$ 1,500	$ 0
Additions in year		2,562	1,500
Write off in the year		(800)
Fair value remeasured through profit & loss		(107)
Cost At December 31		3,155	1,500	$ 0
Provision for impairment At January 1		(1,500)	0
Impairment in the current year	$ (800)	800	(1,500)	0
Reversal of impairment in the current year		800
Provision for impairment At December 31		(700)	(1,500)	$ 0
Carrying amount At December 31		$ 2,455	$ 0